Income Tax (Details) - Schedule of the Deferred Tax Assets - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets, net:
Net operating loss carryforwards		$ 140
Less: valuation allowance		(140)	$ (415)
Deferred tax assets, net: